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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 9/30/01

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Levy, Harkins & Co. Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Ave., 27th Fl.             NY                 NY             10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Luica Mazzullo                     Office Manager                   212-888-3030
--------------------------------------------------------------------------------
Name                               (Title)                         (Phone)


                                                  /s/ Luica Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            570 Lexington, NYC 10022-11/1/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         -----------

Form 13F Information Table Entry Total:      23
                                         -----------

Form 13F Information Table Value Total:   $116,784
                                         -----------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


              I                   II                 III          IV           V            VI             VII       VIII
Name of Issuer            Title of Class      CUSIP           valuex$1000    Shares    Discretion   Other Manag.  Voting Authority.
--------------            --------------      -----           -----------    ------    ----------   ------------  -----------------
American Express          COM                 025816 10 9        4,502      154,924    Sole         None          None
American Int.l Group      COM                 026874 10 7        5,502       70,534    Sole         None          None
Asia Satellite Telecom.   Sponsored ADR       04516X 10 6        1,361      104,685    Sole         None          None
Berkshire Hathaway        CL B                084670 20 7       14,062       6,035     Sole         None          None
Bear, Stearns & Co.       COM                 073902 10 8        6,456      129,104    Sole         None          None
Cabot Corporation         COM                 127055 10 1        6,972      174,725    Sole         None          None
Comerica                  COM                 200340 10 7        9,695      175,009    Sole         None          None
Countrywide Credit        COM                 222372 10 4        6,786      154,465    Sole         None          None
Echostar Comm.            CL A                278762 10 9       15,800      678,972    Sole         None          None
Ethan Allen Interiors     COM                 297602 10 4        4,923      179,022    Sole         None          None
Fidelity National Fin.    COM                 316326 10 7        5,122      190,471    Sole         None          None
Gannett Incorporated      COM                 364730 10 1        5,332       88,700    Sole         None          None
Geron Corporation         COM                 374163 10 3         115        12,000    Sole         None          None
Mack Cali Realty Corp.    COM                 554489 10 4        5,897      190,210    Sole         None          None
McDonalds Corporation     COM                 580135 10 1        4,422      162,940    Sole         None          None
Moody's Corporation       COM                 615369 10 5        6,104      164,960    Sole         None          None
Official Payments Corp.   COM                 676235 10 4         158        80,800    Sole         None          None
Parametric Tech. Corp.    COM                 699173 10 0         130        25,000    Sole         None          None
Qualcomm Inc.             COM                 747525 10 3        6,903      145,207    Sole         None          None
RFS Hotel Investments     COM                 74955J 10 8         762        73,665    Sole         None          None
Scotts CO                 CL A                810186 10 6        4,048      118,710    Sole         None          None
Storage USA Inc.          COM                 861907 10 3        1,453       36,680    Sole         None          None
Traffix, Inc.             COM                 892721 10 1         279        70,650    Sole         None          None